                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

Nancy Vann
Vice President &
Assistant Counsel

May 5, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Bond Fund Series on behalf of Oppenheimer Convertible
            Securities Fund (the "Registrant")
            Reg. No. 33-3076; File No. 811-4576
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  I hereby  represent  that,  with  respect  to  the  Prospectus  and  Statement  of
Additional Information of the Registrant,  dated April 29, 2005, no changes were made to the Prospectus and the Statement of Additional  Information contained in
Post-Effective  Amendment No. 29 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on April 28, 2005.

                                                Sincerely,

                                                /s/ Nancy Vann
                                                --------------------------------
                                                Nancy Vann
                                                Vice President &
                                                Assistant Counsel
                                                212.323.5089
                                                nvann@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond